Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ (18,892,400)	$ 7,696,061
Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(26,763,187)	$ 21,782,581
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ 5,043,662